COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended			76 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating lease expenses	$ 1,337	$ 988	$ 791
Minimum future rental commitments
2017	1,413
2018	1,069
2019	786
2020	748
2021	78
Total future rental commitments	$ 4,094
Extend the lease	for two consecutive additional five year periods
OCS [Member]
Minimum future rental commitments
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 25	$ 325	$ 433
Contingent royalty obligations	$ 8,809
OCS [Member] | Minimum [Member]
Minimum future rental commitments
Royalty percentage based on future revenues	3.00%
OCS [Member] | Maximum [Member]
Minimum future rental commitments
Royalty percentage based on future revenues	5.00%
May 2012 Agreement With Advisor [Member]
Minimum future rental commitments
Agreement, start date	May 09, 2012
Agreement, termination date	Feb. 27, 2014
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Minimum future rental commitments
Participation Rights	4.00%
New Agreement With Advisor [Member]
Minimum future rental commitments
Agreement, start date	Feb. 27, 2014
New Agreement With Advisor [Member] | Maximum [Member]
Minimum future rental commitments
Participation Rights	1.00%
BIRD [Member]
Minimum future rental commitments
Grants received				$ 500
Office leases [Member] | Israel [Member]
Minimum future rental commitments
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 943
Office leases [Member] | Unites States [Member]
Minimum future rental commitments
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 124